Acquisitions - Summary of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - Bird Rides [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 124,059	$ 131,255	$ 1,296
CIRC [Member]
Business Acquisition [Line Items]
Current assets	68,667	68,667
Vehicles	140	140
Net liabilities assumed	(975)	(975)
Total assets acquired, net	73,291	73,291
Total purchase price	190,000	190,000
Goodwill	116,709	116,709
CIRC [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Intangible	1,621	1,621
CIRC [Member] | Government relationships [Member]
Business Acquisition [Line Items]
Intangible	$ 3,838	$ 3,838